Segment Information - Schedule of Operating Segment (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Net revenues:
Total consolidated net revenues		$ 60,529	$ 70,993
Operating expenses:
Total segment operating expenses		(50,036)	(59,240)
Operating income:
Total consolidated operating income		10,493	8,324
Cheers App Internet Business [Member]
Net revenues:
Total consolidated net revenues		57,733	65,497
Operating expenses:
Total segment operating expenses		(47,724)	(54,655)
Operating income:
Total consolidated operating income		10,009	10,842
Traditional Media Business [Member]
Net revenues:
Total consolidated net revenues		2,796	5,496
Operating expenses:
Total segment operating expenses		(2,312)	(4,585)
Operating income:
Total consolidated operating income		484	911
Segment operating income [Member]
Operating income:
Total consolidated operating income		10,493	11,753
Unallocated item [Member]
Operating income:
Total consolidated operating income	[1]		$ (3,429)

[1]	The unallocated item for the six months ended June 30, 2026 and 2025 presents the share-based compensation for employees, which is not allocated to segments.